10 Investment in associate (Details Narrative) - Associates [Member]	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 18, 2019	Dec. 31, 2019	Dec. 31, 2019
Disclosure of associates [line items]
Percentage of profit in share			15.00%	30.00%	30.00%
Minority Interest [Member]
Disclosure of associates [line items]
Percentage on interest acquired	15.00%	15.00%